INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Accumulated amortization	$ (207,399)	$ (181,609)	$ (205,697)
Aggregate amortization expense	25,790	31,869
Patents [Member]
Gross carrying amount	450,982	452,978
Accumulated amortization	$ (207,399)	$ (181,609)